ALLOWANCE FOR LOAN LOSSES - Allowance for credit losses (Details 1) (USD $) In Thousands, unless otherwise specified	3 Months Ended										12 Months Ended
	Dec. 31, 2013		Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012		Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Allowance for loan losses:
Provision for losses on loans	$ 518		$ 585	$ 285	$ 55	$ 290		$ 590	$ 250	$ 150	$ 1,443		$ 1,280		$ 700
Financing Receivable, Allowance for Credit Loss, Additional Information [Abstract]
Ending balance	341,215					343,168					341,215		343,168
Loans Receivable
Allowance for loan losses:
Beginning balance					2,160					1,447	2,160		1,447		1,242
Provision for losses on loans											1,443		1,280		700
Charge-offs											(1,937)		(568)		(508)
Recoveries											31		1		13
Ending balance	1,697					2,160					1,697		2,160		1,447
Financing Receivable, Allowance for Credit Loss, Additional Information [Abstract]
Ending balance	341,215					343,168					341,215		343,168
Individually evaluated for impairment	106,478	[1]				131,146	[2]				106,478	[1]	131,146	[2]
Collectively evaluated for impairment	223,910					198,375					223,910		198,375
Loans acquired with deteriorated credit quality	10,827					13,647					10,827		13,647
Loans Receivable Parentheticals [Abstract]
Loans acquired First Franklin	103,497					125,430					103,497		125,430
Loans Receivable | One-to four Family Residential
Allowance for loan losses:
Beginning balance					1,823					978	1,823		978
Provision for losses on loans											1,426		1,382
Charge-offs											(1,928)		(537)
Recoveries											31
Ending balance	1,352					1,823					1,352		1,823
Financing Receivable, Allowance for Credit Loss, Additional Information [Abstract]
Ending balance	236,236					249,202					236,236		249,202
Individually evaluated for impairment	77,380	[1]				96,060	[2]				77,380	[1]	96,060	[2]
Collectively evaluated for impairment	155,676					149,159					155,676		149,159
Loans acquired with deteriorated credit quality	3,180					3,983					3,180		3,983
Loans Receivable | Multi-family Residential
Allowance for loan losses:
Beginning balance					172					162	172		162
Provision for losses on loans											22		10
Charge-offs
Recoveries
Ending balance	194					172					194		172
Financing Receivable, Allowance for Credit Loss, Additional Information [Abstract]
Ending balance	22,805					23,866					22,805		23,866
Individually evaluated for impairment	6,535	[1]				9,225	[2]				6,535	[1]	9,225	[2]
Collectively evaluated for impairment	15,214					13,579					15,214		13,579
Loans acquired with deteriorated credit quality	1,056					1,062					1,056		1,062
Loans Receivable | Construction
Allowance for loan losses:
Beginning balance					1					13	1		13
Provision for losses on loans											8		(12)
Charge-offs
Recoveries
Ending balance	9					1					9		1
Financing Receivable, Allowance for Credit Loss, Additional Information [Abstract]
Ending balance	7,141					1,243					7,141		1,243
Individually evaluated for impairment		[1]					[2]					[1]		[2]
Collectively evaluated for impairment	7,141					1,243					7,141		1,243
Loans acquired with deteriorated credit quality
Loans Receivable | Commercial
Allowance for loan losses:
Beginning balance					153					285	153		285
Provision for losses on loans											(14)		(101)
Charge-offs											(8)		(31)
Recoveries
Ending balance	131					153					131		153
Financing Receivable, Allowance for Credit Loss, Additional Information [Abstract]
Ending balance	72,755					67,166					72,755		67,166
Individually evaluated for impairment	21,055	[1]				24,967	[2]				21,055	[1]	24,967	[2]
Collectively evaluated for impairment	45,109					33,678					45,109		33,678
Loans acquired with deteriorated credit quality	6,591					8,521					6,591		8,521
Loans Receivable | Consumer
Allowance for loan losses:
Beginning balance					11					9	11		9
Provision for losses on loans											1		1
Charge-offs											(1)
Recoveries													1
Ending balance	11					11					11		11
Financing Receivable, Allowance for Credit Loss, Additional Information [Abstract]
Ending balance	2,278					1,691					2,278		1,691
Individually evaluated for impairment	1,508	[1]				894	[2]				1,508	[1]	894	[2]
Collectively evaluated for impairment	770					716					770		716
Loans acquired with deteriorated credit quality						81							81
Originated Loans
Financing Receivable, Allowance for Credit Loss, Additional Information [Abstract]
Individually evaluated for impairment						632							632
Collectively evaluated for impairment	1,284					1,010					1,284		1,010
Originated Loans | One-to four Family Residential
Financing Receivable, Allowance for Credit Loss, Additional Information [Abstract]
Individually evaluated for impairment						632							632
Collectively evaluated for impairment	939					673					939		673
Originated Loans | Multi-family Residential
Financing Receivable, Allowance for Credit Loss, Additional Information [Abstract]
Individually evaluated for impairment
Collectively evaluated for impairment	194					172					194		172
Originated Loans | Construction
Financing Receivable, Allowance for Credit Loss, Additional Information [Abstract]
Individually evaluated for impairment
Collectively evaluated for impairment	9					1					9		1
Originated Loans | Commercial
Financing Receivable, Allowance for Credit Loss, Additional Information [Abstract]
Individually evaluated for impairment
Collectively evaluated for impairment	131					153					131		153
Originated Loans | Consumer
Financing Receivable, Allowance for Credit Loss, Additional Information [Abstract]
Individually evaluated for impairment
Collectively evaluated for impairment	11					11					11		11
Purchased Loans
Financing Receivable, Allowance for Credit Loss, Additional Information [Abstract]
Individually evaluated for impairment						152							152
Loans acquired with deteriorated credit quality	413					366					413		366
Purchased Loans | One-to four Family Residential
Financing Receivable, Allowance for Credit Loss, Additional Information [Abstract]
Individually evaluated for impairment						152							152
Loans acquired with deteriorated credit quality	413					366					413		366
Purchased Loans | Multi-family Residential
Financing Receivable, Allowance for Credit Loss, Additional Information [Abstract]
Individually evaluated for impairment
Loans acquired with deteriorated credit quality
Purchased Loans | Construction
Financing Receivable, Allowance for Credit Loss, Additional Information [Abstract]
Individually evaluated for impairment
Loans acquired with deteriorated credit quality
Purchased Loans | Commercial
Financing Receivable, Allowance for Credit Loss, Additional Information [Abstract]
Individually evaluated for impairment
Loans acquired with deteriorated credit quality
Purchased Loans | Consumer
Financing Receivable, Allowance for Credit Loss, Additional Information [Abstract]
Individually evaluated for impairment
Loans acquired with deteriorated credit quality

[1]	Includes loans acquired from First Franklin of $103,497
[2]	Includes loans acquired from First Franklin of $125,430